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                                                                 (SELIGMAN LOGO)

       SUPPLEMENT DATED SEPTEMBER 8, 2009 TO THE PROSPECTUSES, EACH DATED
                                MAY 1, 2009, FOR
                 SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.,
                            ON BEHALF OF EACH OF ITS
             SELIGMAN LASALLE MONTHLY DIVIDEND REAL ESTATE FUND AND
                    SELIGMAN LASALLE GLOBAL REAL ESTATE FUND

The following changes will be effective on or about September 25, 2009:

SELIGMAN LASALLE GLOBAL REAL ESTATE FUND will change its name to RIVERSOURCE LASALLE GLOBAL REAL ESTATE FUND.

SELIGMAN LASALLE MONTHLY DIVIDEND REAL ESTATE FUND will change its name to RIVERSOURCE LASALLE MONTHLY DIVIDEND REAL ESTATE FUND.

SL-9910-3 A (9/09)

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             SUPPLEMENT DATED SEPTEMBER 8, 2009 TO THE STATEMENT OF
                 ADDITIONAL INFORMATION, DATED MAY 1, 2009, FOR
                 SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.,
                            ON BEHALF OF EACH OF ITS
             SELIGMAN LASALLE MONTHLY DIVIDEND REAL ESTATE FUND AND
                    SELIGMAN LASALLE GLOBAL REAL ESTATE FUND

The following changes will be effective on or about September 25, 2009:

SELIGMAN LASALLE GLOBAL REAL ESTATE FUND will change its name to RIVERSOURCE LASALLE GLOBAL REAL ESTATE FUND.

SELIGMAN LASALLE MONTHLY DIVIDEND REAL ESTATE FUND will change its name to RIVERSOURCE LASALLE MONTHLY DIVIDEND REAL ESTATE FUND.